Shareholder Report, Average Annual Return (Details) 192757_GoodHaven Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
Without Sales Load [Member] | GoodHaven Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GoodHaven Fund (without sales charge)
Average Annual Return, Percent	1.13%	16.08%	10.64%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	15.00%	15.28%	14.63%